Conversion from IFRS to GAAP (Details Narrative)		6 Months Ended	12 Months Ended
	May 25, 2023 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Nov. 09, 2023 $ / shares	Nov. 09, 2023 $ / shares	Aug. 03, 2023 USD ($)	May 25, 2023 $ / shares	Dec. 31, 2022 USD ($)	Apr. 30, 2022 shares
ConversionFromIFRSToGAAP [Line Items]
Interest expense				$ 467,889
Lease cost				200,177
Notes payable		$ 11,612,459	$ 10,584,037	8,884,513			$ 7,000,000		$ 548,947
Shares, Issued | shares										75,971,700
Change in fair value derivative liability		4,902,786	9,007,907	$ 1,094,316					$ 1,555,037
Amortization of intangible assets use full life in years				10 years
Amortization of intangible assets		$ 116,367	$ 339,000	$ 339,000
Warrant [Member]
ConversionFromIFRSToGAAP [Line Items]
Loan issued with warrants | shares		41,735,903	42,194,223
Exercisable price | (per share)					$ 0.35	$ 0.50
Shares, Issued | shares				6,462,898
Share based compensation				$ 957,517
Change in fair value derivative liability				946,649
Loan Agreement [Member] | Anderson Development SB, LLC. [Member]
ConversionFromIFRSToGAAP [Line Items]
Notes payable	$ 7,000,000
Loan issued with warrants | shares	5,687,500
Exercisable price | (per share)	$ 0.06							$ 0.08
Debt discount	$ 3,809,659	$ 498,912	$ 993,824	$ 662,549
Loan Agreement [Member] | Anderson Development SB, LLC. [Member] | Class A Units [Member] | Lender [Member]
ConversionFromIFRSToGAAP [Line Items]
Loan issued with warrants | shares	720,000